[LOGO] FORUM
       FINANCIAL GROUP

                                                January 10, 2003


VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.

Washington, D.C. 20549

         RE:      Monarch Funds
                  File Nos. 33-49570: 811-6742

Ladies and Gentlemen:

         On behalf of Monarch Funds, a business trust organized under the laws of the State of Delaware (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Statement of Additional Information with respect to Preferred Shares, Universal Shares, Institutional Shares, Investor Shares and Service Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund dated December 31, 2002, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Registrant. The amendment to the Registration Statement of the Trust was filed electronically by EDGAR on December 31, 2002, accession number 0001004402-02-000580.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

                                        Sincerely,

                                        /s/ Leslie K. Klenk

                                        Leslie K. Klenk
                                        Forum Administrative Services, LLC

Enclosure

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TWO PORTLAND SQUARE PORTLAND, MAINE 04101 TEL: 207-879-1900FAX: 207-879-6050 WWW.FORUM-FINANCIAL.COM
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